Schedule of investment in joint venture (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Defined Benefit Plan Disclosure [Line Items]
Investment in joint ventures	$ 1,468	$ 1,867
Joint Venture [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment in joint ventures	$ 1,468	$ 1,867